Subsidiaries - Schedule of Subsidiaries, Associates and Joint Venture (Parenthetical) (Detail) - 12 months ended Dec. 31, 2018 - Azerinteltek [member] ₺ in Thousands, € in Thousands	TRY (₺)	EUR (€)
Disclosure of subsidiaries [line items]
Consideration transferred | €		€ 19,530
Recognized gain on sale of subsidiary | ₺	₺ 110,308